Changes in Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Changes in Shareholders' Equity
17.
CHANGES IN SHAREHOLDERS’ EQUITY

	Ordinary Shares		Series Seed preference shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total Shareholders’ equity
	Number	Amounts	Amounts	Amounts	Amounts	Amounts	Amounts
Balance as of January 1, 2024	806,200,500	8,062	2,000,000	6,563,764	1,824,365	(40,432,886)	(30,036,695)
Net loss	—	—	—	—	—	(218,241)	(218,241)
Issuance of unvested shares	—	—	—	—	—	—	—
Accretion of redeemable preference shares to redemption value	—	—	—	(740,851)	—	—	(740,851)
Foreign currency translation adjustment, net of nil income taxes	—	—	—	—	33,689	—	33,689
Balance as of June 30, 2024	806,200,500	8,062	2,000,000	5,822,913	1,858,054	(40,651,127)	(30,962,098)

	Ordinary shares
	Class A Ordinary Shares		Class B Ordinary Shares		Additional paid-in	Accumulated other comprehensive income	Accumulated deficit	Total Shareholders’ equity
	Number	Amounts	Number	Amounts	capital	Amounts	Amounts	Amounts
Balance as of January 1, 2025	1,636,807,084	16,368	741,254,447	7,413	79,883,038	1,975,487	(52,373,422)	29,508,884
Net loss	—	—	—	—	—	—	(7,338,130)	(7,338,130)
Share-based compensation	—	—	—	—	2,903,701	—	—	2,903,701
Foreign currency translation adjustment, net of nil income taxes	—	—	—	—	—	(52,090)	—	(52,090)
Balance as of June 30, 2025	1,636,807,084	16,368	741,254,447	7,413	82,786,739	1,923,397	(59,711,552)	25,022,365